Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Provision for doubtful receivables	$ 916
Accrued payroll and other expenses		$ 7,069
Less: valuation allowance	$ (830)	$ (7,069)
Total current deferred tax assets, net	86
Non-current deferred tax assets:
Net operating loss carry forwards	20,849	$ 4,611
Advertising expenses in excess of deduction limit	$ 63,939	21,650
Others		45
Less: valuation allowance	$ (84,788)	$ (26,306)
Total non-current deferred tax assets, net
Total deferred tax assets, net	$ 86
Non-current deferred tax liabilities
Acquired intangible assets	66,238
Total non-current deferred tax liabilities	66,238
Total deferred tax liabilities	$ 66,238